Employee Benefits - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Employee benefits	¥ 170,284	¥ 207,820	¥ 189,237